Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Estimated Service Lives for Property Plant and Equipment

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives
Buildings	5 to 20 years
Machinery & Equipment	2 to 20 years
Land Improvements	5 to 60 years

Summary of Key Assumptions Used in Determining Fair Value of Stock Options Awarded	Key assumptions used in determining the fair value of the stock options awarded in 2015 were:

Risk-free interest rate	2.20%
Dividend yield	1.20%
Volatility factor	36.10%
Expected term	8.5 years

Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets

The components of the changes in accumulated other comprehensive loss and related cumulative noncurrent deferred tax assets are as follows:

	Pension and Postretirement Benefit Plans	Foreign Currency	Unamortized Value of Terminated Forward Starting Interest Rate Swap	Total
years ended December 31 (add 000)	2017
Accumulated other comprehensive loss at beginning of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)
Other comprehensive (loss) earnings before reclassifications, net of tax	(8,062)	1,140	—	(6,922)
Amounts reclassified from accumulated other comprehensive loss, net of tax	7,633	—	872	8,505
Other comprehensive (loss) earnings, net of tax	(429)	1,140	872	1,583
Accumulated other comprehensive loss at end of period	$(128,802)	$(22)	$(280)	$(129,104)

Cumulative noncurrent deferred tax assets at end of period	$79,938	$—	$178	$80,116

	2016
Accumulated other comprehensive loss at beginning of period	$(103,380)	$(264)	$(1,978)	$(105,622)
Other comprehensive loss before reclassifications, net of tax	(31,678)	(898)	—	(32,576)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,685	—	826	7,511
Other comprehensive (loss) earnings, net of tax	(24,993)	(898)	826	(25,065)
Accumulated other comprehensive loss at end of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)

Cumulative noncurrent deferred tax assets at end of period	$82,044	$—	$749	$82,793

	2015
Accumulated other comprehensive (loss) earnings at beginning of period	$(106,688)	$3,278	$(2,749)	$(106,159)
Other comprehensive loss before reclassifications, net of tax	(7,116)	(3,542)	—	(10,658)
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,424	—	771	11,195
Other comprehensive earnings (loss), net of tax	3,308	(3,542)	771	537
Accumulated other comprehensive loss at end of period	$(103,380)	$(264)	$(1,978)	$(105,622)

Cumulative noncurrent deferred tax assets at end of period	$66,467	$—	$1,290	$67,757

Reclassification Out of Accumulated Other Comprehensive Loss

Reclassifications out of accumulated other comprehensive loss are as follows:

years ended December 31 (add 000)	2017	2016	2015	Affected line items in the consolidated statements of earnings
Pension and postretirement benefit plans
Special plan termination benefits	$-	$764	$2,085
Settlement charge	21	115	—
Amortization of:
Prior service credit	(1,430)	(1,609)	(1,880)
Actuarial loss	13,774	11,575	16,850
	12,365	10,845	17,055	Other nonoperating (income) and expenses, net
Tax effect	(4,732)	(4,160)	(6,631)	Income tax (benefit) expense
Total	$7,633	$6,685	$10,424
Unamortized value of terminated forward starting interest rate swap
Additional interest expense	$1,443	$1,367	$1,280	Interest expense
Tax effect	(571)	(541)	(509)	Income tax (benefit) expense
Total	$872	$826	$771

Basic and Diluted Earnings Per Common Share

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31

(add 000)	2017	2016	2015
Net earnings attributable to Martin Marietta	$713,342	$425,386	$288,792
Less: Distributed and undistributed earnings attributable to unvested awards	2,029	1,775	1,252
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$711,313	$423,611	$287,540

Basic weighted-average common shares outstanding	62,932	63,610	66,770
Effect of dilutive employee and director awards	285	251	250
Diluted weighted-average common shares outstanding	63,217	63,861	67,020